Description of Business - Additional Information (Detail)				1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2023	Sep. 05, 2023 $ / shares	Jul. 07, 2023 USD ($) shares	Nov. 14, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 29, 2023 USD ($)	Jan. 06, 2023 USD ($)	Oct. 12, 2022 USD ($) $ / shares shares	Oct. 11, 2022 USD ($)	May 23, 2022 $ / shares	May 17, 2022 USD ($)	Sep. 27, 2021 USD ($)
Nature Of Operations [Line Items]
Warrants to purchase exercise price per share | $ / shares						$ 0.0025		$ 0.0025
Unrestricted cash and cash equivalents						$ 6,659,000		$ 3,661,000	$ 1,664,000
Accumulated deficit					$ (23,666,000)	(62,094,000)	$ (25,738,000)	(29,203,000)
Anticipated savings in operating expenses over next twelve months								21,500,000
Cash in operations					$ (60,912,000)	(31,533,000)	$ (70,764,000)	$ (80,635,000)	$ 2,249,000	$ (14,000)
Subsequent Event [Member]
Nature Of Operations [Line Items]
Reverse stock split ratio	0.04
Reverse stock split description	Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock.
Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Activity and expenses incurred on investments						3,700,000
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity											$ 48,000,000
Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Aggregate principal amount						$ 5,000,000
Servicing Agreement [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Percentage of annual return on amount paid for net recovery proceeds								18.00%
Investment Capacity Agreement [Member] | Virage Capital Management LP [Member]
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement																	$ 3,000,000,000
Percentage of recoveries payable to assignor																	50.00%
Percentage of recoveries from the assignor																	50.00%
Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Percentage of volume of weighted average price of common stock to sell under purchase agreement																98.00%
Advertising Costs Commitment [Member] | Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Contractual agreements within next 12 months								$ 5,500,000
Agreements [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Maximum monetize amount of net recovery interest in claim demand								$ 250,000,000
Percentage of amount paid on claim								90.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Aggregate principal amount				$ 15,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Debt [Member]
Nature Of Operations [Line Items]
Payment of advance for shares of common stock in event of termination				250,000,000
Aggregate principal amount				$ 15,000,000
Interest rate				5.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche One [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount				$ 5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Two [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount				5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Three [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount				$ 5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Subsequent Event [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
purchase price for the Pre-Paid Advance				95.00%
Percentage of aggregate purchase price of shares				50.00%
Increase Decrease interest percentage				18.00%
Premium and accrued and unpaid interest				5.00%
Percentage of payment of aggregate purchase price of shares				50.00%
VWAP of shares during prior date				120.00%
Closing price the trading day				20.00%
Outstanding shares of the common stock				9.99%
Seventh trading day after the Trigger				$ 1,500,000
Exchange Cap or the amount of shares of common stock				9.99%
VWAP five consecutive trading days				95.00%
Aggregate number of shares of common stock issued and outstanding as of the effective date				19.99%
Common Stock [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement												$ 1,000,000,000
Common Stock [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Subsequent Event [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement				$ 250,000,000
Mandatory minimum amount				100.00%
Minimum VWAP of shares				97.00%
Stock purchased price				98.00%
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Percentage of shares obtained through warrant													15.00%
Warrant and rights outstanding													$ 80,000,000	$ 143,000,000
Warrants to purchase exercise price per share | $ / shares													$ 30
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares															$ 0.0001
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares						$ 0.0001		$ 0.0001
Closing bid price of common stock per share as per listing rule for consecutive 30 business days | $ / shares		$ 0.1				1
Warrants to purchase exercise price per share | $ / shares						$ 287.5		$ 287.5
Maximum amount of common shares to be purchased | shares						5,500,000,000		5,500,000,000
Common stock issued						$ 1,000		$ 0
Common Class A [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares													$ 0.0025
Maximum amount of common shares to be purchased | shares													2,666,667
Common stock issued													$ 6,666.67
Common Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			7,960,001
Deferred compensation arrangement recorded liability			$ 61,700,000
Common Class A [Member] | Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement																$ 1,000,000,000
Date of termination												Jan. 06, 2023
Common Class A [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement												$ 1,000,000,000
Common Class A [Member] | Purchase Agreement, Effective as of September 30, 2022, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			3,225,807
Common Class A [Member] | Amended and Restated Claims Recovery and Assignment Agreement Effective as of December 31, 2021, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			4,734,194